Equity - Schedule of Warrants Issued and Outstanding (Details) - Warrant [Member] - USD ($)			3 Months Ended
	Dec. 31, 2024		Mar. 31, 2025
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Underlying Shares, Outstanding ending (in Shares)	2,029,167		1,000,000
Weighted- Average Exercise Price Per Share, Outstanding ending	$ 0.7		$ 0.4
Weighted- Average Contractual Life Remaining in Years, Outstanding ending	4 years 2 months 12 days	[1]	4 years 1 month 20 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)	$ 195,542		$ 60,000
Number of Underlying Shares, Issued
Weighted- Average Exercise Price Per Share, Issued
Weighted- Average Contractual Life Remaining in Years, Issued
Aggregate Intrinsic Value, Issued
Number of Underlying Shares, Exercised			(1,029,167)
Weighted- Average Exercise Price Per Share, Exercised			$ 0.4
Weighted- Average Contractual Life Remaining in Years, Exercised
Aggregate Intrinsic Value, Exercised

[1]	On January 5, 2025, the Company and Lind entered into a third letter agreement (the “December Letter Agreement”), pursuant to which Lind agreed to exercise for cash, 1,029,167 of the Existing Warrants to purchase shares of Common Stock, with a current exercise price of $0.75 per share, at a reduced exercise price of $0.40 per share. The weighted average exercise price per share as of December 31, 2024 was adjusted to the reduction accordingly.